18. RELATED PARTY TRANSACTIONS: Schedule of Related Party Transactions (Tables)	24 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Related Party Transactions

	Year ended December 31,
	2020	2019	2018
	$	$	$
Consulting fees	120,000	218,936	-
Management fees	270,000	175,000	150,000
Professional fees	120,000	89,000	37,440
Share-based compensation	58,158	41,383	289,008
	568,159	524,319	476,448